EQUITY (Details Textual) - USD ($)		1 Months Ended					3 Months Ended		12 Months Ended		19 Months Ended
	Oct. 03, 2014	Feb. 28, 2015	Nov. 25, 2014	Sep. 22, 2014	Sep. 19, 2014	Apr. 22, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Feb. 23, 2015	Apr. 14, 2015	Feb. 09, 2015	Jun. 11, 2014
Class of Warrant or Right [Line Items]
Common Stock, Shares Authorized							100,000,000		100,000,000	300,000,000
Proceeds from Issuance of Common Stock									$ 11,224,000	$ 17,340,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value									$ 12.20	$ 19.90
Share-based Compensation, Total							$ 133,000	$ 214,000	$ 625,000	$ 796,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total									600,000	1,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value									0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value									$ 830,000	846,000
Stock Issued During Period, Shares, New Issues									10,000		1,000,000
Sale of Stock, Price Per Share													$ 1.00
Prepaid Expense and Other Assets, Current							336,000		$ 411,000	49,000
Prepaid Expense									$ 346,000
Stock Issued During Period, Shares, Other									3,315
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition									3 years
$1M Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Purchase Agreement Value									$ 1,000,000
$15M Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Purchase Agreement Value							$ 15,000,000		15,000,000
$1,331,500 Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Payments of Stock Issuance Costs			$ 20,000
Proceeds from Issuance of Common Stock			$ 1,311,000
$1,331,500 Purchase Agreement [Member] | Affiliated Entity [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share			$ 13.70
Sale of Stock, Number of Shares Issued in Transaction			24,599
Subsequent Event [Member]
Class of Warrant or Right [Line Items]
Common Stock, Shares Authorized												12,239
Sale of Stock, Consideration Received on Transaction									145,000
Employees [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation, Total									305,000	421,000
Non Employees [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation, Total									320,000	375,000
Common Stock [Member] | Subsequent Event [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		2,462
Lincoln Park Capital Fund LLC [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues	17,500				17,500
Sale of Stock, Price Per Share					$ 19.80
Prepaid Expense and Other Assets, Current					$ 346,000
Common Stock Shares Purchase Percentage					200.00%
Common Stock Shares Trading Volume Percentage					30.00%
Sale of Stock, Number of Shares Issued in Transaction	478,291
Sale of Stock, Consideration Received Per Transaction	$ 15,000,000				$ 15,000,000				15,000,000
Prepaid Expense									294,000
Increase (Decrease) in Prepaid Expense									$ 52,000
Lincoln Park Capital Fund LLC [Member] | $1M Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Purchase Agreement Value				$ 1,000,000
Lincoln Park Capital Fund LLC [Member] | $15M Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Purchase Agreement Value					$ 15,000,000
Lincoln Park Capital Fund LLC [Member] | $1,331,500 Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			1,331,500
Lincoln Park Capital Fund LLC [Member] | Weighted Average [Member]
Class of Warrant or Right [Line Items]
Common Stock Shares Trading Volume Percentage					95.00%
Lincoln Park Capital Fund LLC [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Shares Issued, Price Per Share			$ 12.50		$ 15.00
Stock Issued During Period, Shares, New Issues			50,000	50,000	10,000
Sale of Stock, Price Per Share				$ 20.00
Sale of Stock, Consideration Received on Transaction				$ 961,000
Lincoln Park Capital Fund LLC [Member] | Common Stock [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share					$ 15.00
Lincoln Park Capital Fund LLC [Member] | Common Stock [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Value, New Issues					$ 1,000,000
Lincoln Park Capital Fund LLC [Member] | Common Stock One [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share					$ 20.00
Lincoln Park Capital Fund LLC [Member] | Common Stock One [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues					15,000
Lincoln Park Capital Fund LLC [Member] | Common Stock Two [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share					$ 22.50
Lincoln Park Capital Fund LLC [Member] | Common Stock Two [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues					20,000
Lincoln Park Capital Fund LLC [Member] | Common Stock Three [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share					$ 30.00
Lincoln Park Capital Fund LLC [Member] | Common Stock Three [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues					25,000
Roth Capital Partners, LLC [Member] | Equity Distribution Agreement [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			10,000,000
Sale of Stock, Consideration Received Per Transaction										$ 1,000,000
Investor [Member] | $1,331,500 Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share			$ 12.50
Sale of Stock, Number of Shares Issued in Transaction			29,560
IPO [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues						526,500
Sale of Stock, Price Per Share						$ 19.00
Proceeds from Issuance Initial Public Offering						$ 8,816,000
IPO [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Common Stock, Shares Authorized														100,000,000
IPO [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Common Stock, Shares Authorized														300,000,000